Subsequent Events (Details Narrative) - USD ($)									6 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 17, 2025	Aug. 07, 2025	Jul. 31, 2025	Jul. 08, 2025	Jul. 07, 2025	Mar. 31, 2025	Jan. 21, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 09, 2025	Aug. 27, 2025	Apr. 07, 2025	Apr. 01, 2025	Mar. 01, 2025	Jan. 29, 2025	Mar. 31, 2024	Jan. 25, 2024	Jan. 24, 2024	Oct. 26, 2023	Mar. 29, 2023	Jan. 25, 2023	Jan. 24, 2023	Jul. 16, 2022
Subsequent Event [Line Items]
Outstanding principal																	$ 10,748,408					$ 14,500,000
Share price										$ 0.0001									$ 25	$ 0.00			$ 25.00	$ 40.00
Minimum stockholders equity										$ 2,500,000
Accrued settlement amount							$ 300,000
Common stock, shares, issued									2,826,468	2,783,667	2,728,169										37,500
Common stock, value									$ 282	$ 278	$ 273
Common stock, par value									$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued									351,857
Shares granted									150,934		16,837
Consideration payment price per share									$ 40	$ 40
Shares due to holders									183,369	183,369
Reset price per share									$ 25																$ 25
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares, issued									2,826,648	2,783,667
Reset price per share																		$ 1.00
Common Class A [Member]
Subsequent Event [Line Items]
Share price										$ 360.00
Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
Outstanding principal																						$ 14,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Outstanding principal																$ 10,748,408	$ 10,748,408
Loan receivable				$ 385,642
Sale of loan received				$ 384,527
Shares granted			91,751
Stock option exercise			$ 2.40
Stock option percentage			100.00%
Gross proceeds			$ 4,000,000
Number of shares issued		582,899
Sale of stock		$ 150,000,000
Percentage of outstanding shares		19.99%
Percentage of proceeds towards redemption of preferred stock	25.00%
Amount of debt owed	$ 10,700,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share price							$ 1.00
Warrants to purchase of common stock	865,200
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Outstanding principal												$ 687,500	$ 687,500
Subsequent Event [Member] | 2022 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
Stockholders amendment, description					the Company’s stockholders approved an amendment (the “Amendment”) to the Company’s Amended and Restated – 2022 Equity Incentive Pan (the “Plan”), which amended the Plan to (i) increase the number of shares that may be issued under the Plan from 351,857 to 626,749, (ii) provide for the annual automatic increase of such reserve in order to maintain an authorized amount of 15% of the total outstanding shares, and (iii) provide for an automatic increase of such reserve in the event of a Dilution Event (as defined in the Plan) in order to maintain an authorized amount of 10% of the total outstanding shares
Number of shares issued					626,749	351,857
Subsequent Event [Member] | Former Employee [Member]
Subsequent Event [Line Items]
Accrued settlement amount						$ 300,000
Common stock, shares, issued						89,308
Common stock, value						$ 200,000
Common stock, par value						$ 2.24
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share price														$ 1.00	$ 1.00
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	825
Subsequent Event [Member] | Series B Preferred Stock And Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued	13,436
Subsequent Event [Member] | Senior Secured Promissory Note [Member]
Subsequent Event [Line Items]
Outstanding principal																$ 10,748,408
Debt Instrument, Interest Rate, Stated Percentage																4.25%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
[custom:AggregatePurchasePrice]	$ 28,800,000
[custom:AdditionalCashPrice]	$ 6,300,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	1,999,544
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Preferred Stock And Warrants [Member]
Subsequent Event [Line Items]
Number of shares issued	31,052
Subsequent Event [Member] | Forward Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Warrants to purchase of common stock	322,111
Subsequent Event [Member] | Forward Purchase Agreement [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued	5,002
Chief Executive Officer [Member] | Subsequent Event [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Salary								$ 360,000
Board Of Director [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares granted			53,144
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price			$ 2.40